Stock-Based Compensation and Benefit Plans - Fair Value and Assumptions (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Summary of fair value of stock options granted and assumptions
Options granted	190,250	53,469	300,250	330,469
Employee stock options
Summary of fair value of stock options granted and assumptions
Estimated Fair Value	60,696	55,808	153,785	306,189
Expected Term	3 years	3 years	3 years	3 years
Volatility, Minimum		30.00%		30.00%
Volatility	29.00%		29.00%
Volatility, Maximum		31.00%		33.00%
Risk Free Interest Rate, Minimum		0.59%	0.88%	0.34%
Risk Free Interest Rate	0.93%
Risk Free Interest Rate, Maximum		0.88%	0.93%	0.88%